Accounts Receivable, Net	12 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net are as follows:

	As of March 31,
	2023	2024	2024
	(RMB)	(RMB)	(US$)
Trade receivables	487,418,616	473,515,321	$66,739,298
Allowance for expected credit losses	(24,366,824)	(29,354,030)	(4,137,284)
Accounts receivable, net	463,051,792	444,161,291	$62,602,014

The allowance for expected credit losses reflects Lakeshore Group’s best estimate of probable losses inherent in the accounts receivable balance. In determining the amount of the allowance for credit losses, Lakeshore Group considers historical collectability based on past due status, the age of the receivable balances, credit quality of customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect Lakeshore Group’s ability to collect from customers. Bad debts are written off as incurred. During the years ended March 31, 2022, 2023 and 2024, no Lakeshore Group’s accounts receivable had been written off.

Below is an analysis of the movements in the allowance for expected credit losses:

	Year Ended March 31,
	2022	2023	2024	2024
	(RMB)	(RMB)	(RMB)	(US$)
Balance at beginning of the year	8,530,951	13,615,875	24,366,824	$3,434,366
Additions	5,084,924	10,750,949	4,987,206	702,918
Balance at end of the year	13,615,875	24,366,824	29,354,030	$4,137,284